LONG-TERM BANK LOANS	12 Months Ended
Jun. 30, 2011
LONG-TERM BANK LOANS
NOTE 11 - LONG-TERM BANK LOANS

	June 30,
	2010	2011

RMB-denominated loan from Industrial and Commercial Bank of China	$36,813,972	$37,085,110
Less: Current portion	(1,472,559)	(5,408,245)

	$35,341,413	$31,676,865

The loan from Industrial and Commercial Bank of China is effective from March 31, 2009 to March 30, 2016, with an annual effective interest rate of 6.44%. The borrowing was secured by a pledge of the new headquarters facility in Beijing, comprised of land and buildings with the aggregate carrying value of $39,302,147 and $37,789,950 as of June 30, 2010 and 2011, respectively.

Scheduled principal payments for all outstanding borrowings on June 30, 2011 are as follows:

Year Ending June 30,
2012	$5,408,245
2013	7,726,065
2014	7,726,065
2015	7,726,065
2016	8,498,670

$37,085,110

For the years ended June 30, 2009, 2010, and 2011, loan interest including short-term and long-term bank loans of $1,192,485, $2,537,929 and $2,648,008 was incurred and $985,890, $1,435,157 and $2,337,457 were charged to interest expenses, respectively.